Expense Example, No Redemption (USD $)	12 Months Ended
Jan. 31, 2011
Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 35
3 YEAR	109
5 YEAR	191
10 YEAR	431
Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	36
3 YEAR	113
5 YEAR	197
10 YEAR	443
Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	28
3 YEAR	87
5 YEAR	152
10 YEAR	343
Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	35
3 YEAR	109
5 YEAR	191
10 YEAR	431
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	27
3 YEAR	84
5 YEAR	146
10 YEAR	331
Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	29
3 YEAR	90
5 YEAR	157
10 YEAR	356
Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	31
3 YEAR	97
5 YEAR	169
10 YEAR	381
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	31
3 YEAR	97
5 YEAR	169
10 YEAR	381
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	230
Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Signal Shares
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	$ 154